ACQUISITION (Details) (USD $)	12 Months Ended					0 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 01, 2011 Skillgreat Limited Mr. Dong Yu	Jan. 31, 2013 Changsha Mango Bona Cineplex Management Co., Ltd.	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight item	Dec. 31, 2012 Alpha Speed Limited and Bona Starlight	Dec. 31, 2011 Alpha Speed Limited and Bona Starlight	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight Minimum	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight Maximum	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight Favorable lease	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight Favorable lease Minimum	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight Favorable lease Maximum	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight Mr. Dong Yu	Jul. 01, 2011 Alpha Speed Limited	Jul. 01, 2011 Alpha Speed Limited Skillgreat Limited	Jul. 01, 2011 Bona Starlight	Jul. 01, 2011 Bona Starlight Mr. Dong Yu	Jul. 01, 2011 Bona Starlight Changsha Mango Bona Cineplex Management Co., Ltd. item	Jul. 01, 2011 Bona Starlight Four subsidiaries item
Acquisition
Number of subsidiaries held						5													1	4
Ownership percentage				100.00%											100.00%	51.00%		51.00%	51.00%	100.00%
Net revenue	$ 149,335,580	$ 142,282,919	$ 126,161,270					$ 5,207,607
Net income (loss)	4,522,474	(1,568,382)	14,572,376					2,286,838
Total purchase price:
Cash consideration						30,938,201	2,383,260
Cash and cash equivalents						1,379,343
Current liabilities						(7,912,067)
Construction in progress						1,831,707
Property and equipment, net						16,758,400
Movie theater licenses						417,666
Amortizable intangible assets											1,902,699
Non-current deferred tax liability						(475,675)
Total net assets acquired						13,902,073
Noncontrolling interests						(1,160,492)
Goodwill	50,540,017	49,110,021				18,196,620
Estimated useful life												1 year	4 years 6 months
Number of licenses acquired						4
Ownership interest acquired (as a percent)					34.00%	100.00%
Ownership percentage																	100.00%
Cash consideration offset against amount paid to related party			3,064,993											3,064,993
Term of the film exhibition licenses									1 year	3 years
Pro forma financial information
Pro forma net revenue			128,145,040
Pro forma net income			$ 12,019,253